Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 585	$ 515	$ 1,123	$ 891	$ 2,030	$ 521
Cost of revenues	(309)	(287)	(613)	(544)	(1,186)	(501)	[1]
Gross profit	276	228	510	347	844	20
Operating expenses:
Marketing expenses	(68)	(84)	(126)	(121)	(210)	(50)	[1]
General and administrative expenses (related parties $273 and $116)	(174)	(221)	(385)	(450)	(769)	(797)	[1]
Operating loss	34	(77)	(1)	(224)	(135)	(827)
Other income – capital gain from marketable securities	(23)		(9)		14	88
Financial expenses, net	2	3	3	3		(20)
Loss before income tax benefit	13	(74)	(7)	(221)	(121)	(759)
Income tax (expenses) benefit	2	4	6	8	18	(13)
Net loss for the year	15	(70)	(1)	(213)	(103)	(772)
Other comprehensive profit:
Foreign currency translation adjustments	(134)	31	(164)	(15)	49	100
Comprehensive loss	$ (119)	$ (39)	$ (165)	$ (228)	$ (54)	$ (672)
Basic and diluted net loss per share	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.06)	$ (0.03)	$ (0.30)
Weighted average number of Common Stock used in computing basic and diluted loss per share	3,544,242	3,544,242	3,544,242	3,544,242	3,544,242	2,616,257

[1]	Reclassification of salary expenses